Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–75.80%
Advertising–0.02%
Trade Desk, Inc. (The), Class A(b)	1,147	$45,375
Aerospace & Defense–1.61%
Axon Enterprise, Inc.(b)	215	116,130
Boeing Co. (The)(b)	1,876	354,564
General Dynamics Corp.	828	282,870
General Electric Co.	2,763	824,617
Howmet Aerospace, Inc.	1,078	220,548
L3Harris Technologies, Inc.	548	152,722
Lockheed Martin Corp.	666	304,935
Northrop Grumman Corp.	416	238,056
RTX Corp.	3,653	638,946
TransDigm Group, Inc.	151	205,386
		3,338,774
Agricultural & Farm Machinery–0.17%
Deere & Co.	758	352,083
Agricultural Products & Services–0.04%
Archer-Daniels-Midland Co.	1,310	79,569
Air Freight & Logistics–0.19%
FedEx Corp.	718	197,938
United Parcel Service, Inc., Class B	2,112	202,309
		400,247
Apparel Retail–0.30%
Ross Stores, Inc.	807	142,323
TJX Cos., Inc. (The)	3,207	487,207
		629,530
Apparel, Accessories & Luxury Goods–0.03%
lululemon athletica, Inc.(b)(c)	317	58,385
Application Software–2.17%
Adobe, Inc.(b)	1,256	402,083
AppLovin Corp., Class A(b)	805	482,581
Autodesk, Inc.(b)	581	176,241
Cadence Design Systems, Inc.(b)	722	225,148
Circle Internet Group, Inc.(b)	350	27,976
Datadog, Inc., Class A(b)	822	131,528
Fair Isaac Corp.(b)	66	119,185
HubSpot, Inc.(b)	144	52,894
Intuit, Inc.	776	492,046
Palantir Technologies, Inc., Class A(b)	6,854	1,154,556
Roper Technologies, Inc.	356	158,854
Salesforce, Inc.	2,613	602,401
Strategy, Inc., Class A(b)	883	156,450
Synopsys, Inc.(b)	454	189,777
Workday, Inc., Class A(b)	587	126,569
		4,498,289
Asset Management & Custody Banks–0.69%
Ameriprise Financial, Inc.	259	118,037
Bank of New York Mellon Corp. (The)	1,942	217,698
Shares		Value
Asset Management & Custody Banks–(continued)
BlackRock, Inc.	372	$389,596
Blackstone, Inc., Class A	1,891	276,880
KKR & Co., Inc., Class A	1,698	207,682
Northern Trust Corp.	585	76,834
State Street Corp.	721	85,813
T. Rowe Price Group, Inc.	634	64,909
		1,437,449
Automobile Manufacturers–1.77%
Ford Motor Co.(c)	13,885	184,393
General Motors Co.	3,793	278,861
Tesla, Inc.(b)	7,459	3,208,638
		3,671,892
Automotive Retail–0.30%
AutoZone, Inc.(b)	51	201,671
Carvana Co.(b)	363	135,944
O’Reilly Automotive, Inc.(b)	2,756	280,285
		617,900
Biotechnology–1.34%
AbbVie, Inc.	5,259	1,197,474
Amgen, Inc.	1,383	477,771
BioNTech SE, ADR (Germany)(b)	643	66,326
Gilead Sciences, Inc.	3,994	502,605
Regeneron Pharmaceuticals, Inc.	276	215,332
Vertex Pharmaceuticals, Inc.(b)	733	317,836
		2,777,344
Broadline Retail–3.15%
Amazon.com, Inc.(b)	25,898	6,039,932
Coupang, Inc. (South Korea)(b)	3,318	93,435
eBay, Inc.	1,537	127,248
MercadoLibre, Inc. (Brazil)(b)	139	287,977
		6,548,592
Building Products–0.27%
Carrier Global Corp.	2,028	111,297
Johnson Controls International PLC	1,805	209,940
Trane Technologies PLC	574	241,929
		563,166
Cable & Satellite–0.22%
Charter Communications, Inc., Class A(b)	310	62,037
Comcast Corp., Class A	14,428	385,084
		447,121
Cargo Ground Transportation–0.03%
Old Dominion Freight Line, Inc.	507	68,592
Casinos & Gaming–0.11%
Flutter Entertainment PLC (United Kingdom)(b)	465	97,097
Las Vegas Sands Corp.	1,839	125,346
		222,443
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Commodity Chemicals–0.02%
Dow, Inc.	1,797	$42,858
Communications Equipment–0.75%
Arista Networks, Inc.(b)	2,570	335,848
Cisco Systems, Inc.	13,377	1,029,226
Motorola Solutions, Inc.	498	184,101
		1,549,175
Construction & Engineering–0.09%
Quanta Services, Inc.	388	180,373
Construction Machinery & Heavy Transportation Equipment– 0.53%
Caterpillar, Inc.	1,346	774,973
Cummins, Inc.	341	169,811
PACCAR, Inc.	1,454	153,281
		1,098,065
Construction Materials–0.09%
Martin Marietta Materials, Inc.	152	94,732
Vulcan Materials Co.	336	99,873
		194,605
Consumer Electronics–0.05%
Garmin Ltd.	517	100,980
Consumer Finance–0.52%
American Express Co.	1,951	712,642
Capital One Financial Corp.	1,689	370,009
		1,082,651
Consumer Staples Merchandise Retail–1.30%
Costco Wholesale Corp.	1,213	1,108,185
Dollar General Corp.	652	71,387
Target Corp.	1,329	120,434
Walmart, Inc.	12,738	1,407,676
		2,707,682
Copper–0.10%
Freeport-McMoRan, Inc.	4,066	174,756
Southern Copper Corp. (Mexico)(c)	211	28,492
		203,248
Data Center REITs–0.17%
Digital Realty Trust, Inc.	887	142,027
Equinix, Inc.	269	202,640
		344,667
Distillers & Vintners–0.03%
Constellation Brands, Inc., Class A(c)	476	64,917
Diversified Banks–2.70%
Bank of America Corp.	19,968	1,071,283
Citigroup, Inc.	5,951	616,524
Fifth Third Bancorp	1,829	79,488
JPMorgan Chase & Co.	7,865	2,462,374
NU Holdings Ltd., Class A (Brazil)(b)	8,883	154,476
PNC Financial Services Group, Inc. (The)	1,040	198,349
U.S. Bancorp	4,237	207,825
Wells Fargo & Co.	9,445	810,853
		5,601,172
Shares		Value
Diversified Financial Services–0.07%
Apollo Global Management, Inc.	1,163	$153,342
Diversified Support Services–0.13%
Cintas Corp.	983	182,858
Copart, Inc.(b)	2,406	93,786
		276,644
Electric Utilities–1.18%
American Electric Power Co., Inc.	1,701	210,533
Constellation Energy Corp.	844	307,520
Duke Energy Corp.(c)	2,651	328,565
Edison International	1,177	69,313
Entergy Corp.	1,427	139,161
Eversource Energy	995	66,844
Exelon Corp.	3,296	155,307
FirstEnergy Corp.	1,832	87,423
NextEra Energy, Inc.(c)	5,107	440,683
PG&E Corp.	6,713	108,214
PPL Corp.	2,513	92,730
Southern Co. (The)	3,369	306,983
Xcel Energy, Inc.	1,737	142,625
		2,455,901
Electrical Components & Equipment–0.47%
AMETEK, Inc.	651	128,826
Eaton Corp. PLC	965	333,784
Emerson Electric Co.	1,537	205,005
Rockwell Automation, Inc.	304	120,342
Vertiv Holdings Co., Class A	1,106	198,781
		986,738
Electronic Components–0.33%
Amphenol Corp., Class A	3,458	487,232
Corning, Inc.	2,311	194,586
		681,818
Electronic Equipment & Instruments–0.05%
Keysight Technologies, Inc.(b)	521	103,132
Ralliant Corp.	57	2,814
		105,946
Electronic Manufacturing Services–0.10%
TE Connectivity PLC (Switzerland)	954	215,747
Environmental & Facilities Services–0.26%
Republic Services, Inc.	663	143,911
Waste Connections, Inc.(c)	773	136,473
Waste Management, Inc.	1,234	268,852
		549,236
Fertilizers & Agricultural Chemicals–0.06%
Corteva, Inc.	1,987	134,063
Financial Exchanges & Data–0.75%
CME Group, Inc., Class A	1,121	315,517
Coinbase Global, Inc., Class A(b)	522	142,412
Intercontinental Exchange, Inc.	1,535	241,456
Moody’s Corp.	462	226,740
MSCI, Inc.	204	114,999
Nasdaq, Inc.	1,185	107,740
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	835	$416,523
		1,565,387
Food Distributors–0.05%
Sysco Corp.	1,397	106,451
Food Retail–0.07%
Kroger Co. (The)	2,275	153,062
Footwear–0.10%
NIKE, Inc., Class B	3,235	209,078
Gold–0.17%
Newmont Corp.	3,803	345,046
Health Care Distributors–0.32%
Cardinal Health, Inc.	699	148,370
Cencora, Inc.	538	198,484
McKesson Corp.	361	318,084
		664,938
Health Care Equipment–1.50%
Abbott Laboratories	4,865	627,098
Becton, Dickinson and Co.	860	166,857
Boston Scientific Corp.(b)	4,248	431,512
DexCom, Inc.(b)	983	62,391
Edwards Lifesciences Corp.(b)	1,507	130,612
GE HealthCare Technologies, Inc.	1,237	98,948
IDEXX Laboratories, Inc.(b)	207	155,846
Intuitive Surgical, Inc.(b)	918	526,455
Medtronic PLC	3,694	389,089
ResMed, Inc.(c)	370	94,657
STERIS PLC	272	72,428
Stryker Corp.	977	362,643
		3,118,536
Health Care Facilities–0.12%
HCA Healthcare, Inc.	481	244,487
Health Care REITs–0.23%
Ventas, Inc.	1,279	103,126
Welltower, Inc.	1,845	384,166
		487,292
Health Care Services–0.29%
Cigna Group (The)	751	208,237
CVS Health Corp.	3,988	320,476
Labcorp Holdings, Inc.	254	68,270
		596,983
Health Care Technology–0.05%
Veeva Systems, Inc., Class A(b)	401	96,356
Heavy Electrical Equipment–0.26%
GE Vernova, Inc.	914	548,190
Home Improvement Retail–0.65%
Home Depot, Inc. (The)	2,748	980,816
Lowe’s Cos., Inc.	1,557	377,542
		1,358,358
Homebuilding–0.11%
D.R. Horton, Inc.	796	126,572
Shares		Value
Homebuilding–(continued)
Lennar Corp., Class A(c)	708	$92,960
		219,532
Hotels, Resorts & Cruise Lines–0.57%
Airbnb, Inc., Class A(b)	1,219	142,611
Booking Holdings, Inc.	100	491,469
Hilton Worldwide Holdings, Inc.	635	180,994
Marriott International, Inc., Class A	587	178,911
Royal Caribbean Cruises Ltd.	719	191,434
		1,185,419
Household Products–0.61%
Church & Dwight Co., Inc.	669	56,972
Colgate-Palmolive Co.	2,538	204,030
Kimberly-Clark Corp.	953	103,991
Procter & Gamble Co. (The)	6,151	911,332
		1,276,325
Human Resource & Employment Services–0.21%
Automatic Data Processing, Inc.	1,267	323,465
Paychex, Inc.	950	106,106
		429,571
Independent Power Producers & Energy Traders–0.10%
Vistra Corp.	1,217	217,673
Industrial Conglomerates–0.26%
3M Co.	1,381	237,601
Honeywell International, Inc.	1,610	309,426
		547,027
Industrial Gases–0.34%
Air Products and Chemicals, Inc.	556	145,144
Linde PLC	1,392	571,165
		716,309
Industrial Machinery & Supplies & Components–0.42%
Dover Corp.	363	67,257
Fortive Corp.	1,028	54,977
Illinois Tool Works, Inc.	769	191,696
Ingersoll Rand, Inc.	1,064	85,482
Otis Worldwide Corp.	1,154	102,533
Parker-Hannifin Corp.	310	267,127
Xylem, Inc.	674	94,812
		863,884
Industrial REITs–0.16%
Prologis, Inc.(c)	2,556	328,523
Insurance Brokers–0.37%
Aon PLC, Class A	572	202,442
Arthur J. Gallagher & Co.	714	176,801
Marsh & McLennan Cos., Inc.	1,499	274,991
Willis Towers Watson PLC	349	112,029
		766,263
Integrated Oil & Gas–1.10%
Chevron Corp.	5,305	801,745
Exxon Mobil Corp.	11,751	1,362,176
Occidental Petroleum Corp.	2,853	119,826
		2,283,747
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Integrated Telecommunication Services–0.66%
AT&T, Inc.	26,523	$690,129
Verizon Communications, Inc.	16,349	672,107
		1,362,236
Interactive Home Entertainment–0.21%
Electronic Arts, Inc.	686	138,593
Roblox Corp., Class A(b)	1,737	165,067
Take-Two Interactive Software, Inc.(b)	498	122,543
		426,203
Interactive Media & Services–6.42%
Alphabet, Inc., Class A	29,506	9,447,231
Meta Platforms, Inc., Class A	6,002	3,888,996
		13,336,227
Internet Services & Infrastructure–0.21%
Cloudflare, Inc., Class A(b)	849	169,978
CoreWeave, Inc., Class A(b)(c)	729	53,305
Snowflake, Inc., Class A(b)	860	216,066
		439,349
Investment Banking & Brokerage–0.99%
Charles Schwab Corp. (The)	4,494	416,729
Goldman Sachs Group, Inc. (The)	885	731,045
Morgan Stanley	3,380	573,451
Robinhood Markets, Inc., Class A(b)	2,545	327,007
		2,048,232
IT Consulting & Other Services–0.75%
Accenture PLC, Class A	1,862	465,500
Cognizant Technology Solutions Corp., Class A	1,603	124,569
Gartner, Inc.(b)	187	43,523
International Business Machines Corp.	3,007	927,900
		1,561,492
Life & Health Insurance–0.19%
Aflac, Inc.	1,334	147,154
MetLife, Inc.	2,083	159,474
Prudential Financial, Inc.	898	97,209
		403,837
Life Sciences Tools & Services–0.65%
Agilent Technologies, Inc.	755	115,893
Danaher Corp.	1,682	381,444
IQVIA Holdings, Inc.(b)	498	114,545
Mettler-Toledo International, Inc.(b)	56	82,696
Thermo Fisher Scientific, Inc.	1,022	603,828
Waters Corp.(b)	151	60,916
		1,359,322
Managed Health Care–0.61%
Centene Corp.(b)	1,494	58,774
Elevance Health, Inc.	619	209,383
Humana, Inc.	340	83,562
UnitedHealth Group, Inc.	2,752	907,527
		1,259,246
Movies & Entertainment–1.00%
Liberty Media Corp.-Liberty Formula One(b)	869	83,407
Netflix, Inc.(b)	12,100	1,301,718
Shares		Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)	4,971	$519,320
Warner Bros. Discovery, Inc.(b)	6,831	163,944
		2,068,389
Multi-Family Residential REITs–0.07%
AvalonBay Communities, Inc.(c)	429	78,052
Equity Residential	1,140	70,395
		148,447
Multi-Sector Holdings–1.33%
Berkshire Hathaway, Inc., Class B(b)	5,374	2,761,215
Multi-Utilities–0.44%
Ameren Corp.	820	87,207
CMS Energy Corp.	902	68,047
Consolidated Edison, Inc.	1,119	112,303
Dominion Energy, Inc.	2,263	142,049
DTE Energy Co.	676	92,632
Public Service Enterprise Group, Inc.	1,460	121,939
Sempra	1,885	178,547
WEC Energy Group, Inc.	1,057	118,458
		921,182
Oil & Gas Equipment & Services–0.13%
Baker Hughes Co., Class A	2,605	130,771
SLB Ltd.	3,991	144,634
		275,405
Oil & Gas Exploration & Production–0.30%
ConocoPhillips	3,307	293,298
Devon Energy Corp.	1,826	67,671
Diamondback Energy, Inc.	496	75,685
EOG Resources, Inc.	1,664	179,462
		616,116
Oil & Gas Refining & Marketing–0.22%
Marathon Petroleum Corp.	864	167,383
Phillips 66	1,020	139,699
Valero Energy Corp.	849	150,069
		457,151
Oil & Gas Storage & Transportation–0.30%
Cheniere Energy, Inc.	666	138,834
Kinder Morgan, Inc.	5,622	153,593
ONEOK, Inc.(c)	1,659	120,809
Williams Cos., Inc. (The)	3,481	212,097
		625,333
Other Specialized REITs–0.06%
VICI Properties, Inc.(c)	4,070	117,297
Packaged Foods & Meats–0.28%
General Mills, Inc.	1,730	81,916
Hershey Co. (The)	432	81,251
Kellanova	806	67,414
Kraft Heinz Co. (The)	4,234	108,009
McCormick & Co., Inc.	680	45,886
Mondelez International, Inc., Class A	3,539	203,740
		588,216
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Passenger Airlines–0.02%
Delta Air Lines, Inc.	569	$36,473
Passenger Ground Transportation–0.24%
Uber Technologies, Inc.(b)	5,777	505,719
Personal Care Products–0.04%
Kenvue, Inc.	5,103	88,537
Pharmaceuticals–2.75%
Bristol-Myers Squibb Co.	6,698	329,542
Eli Lilly and Co.	2,219	2,386,468
Johnson & Johnson	7,694	1,592,043
Merck & Co., Inc.	7,799	817,569
Pfizer, Inc.	16,902	435,057
Zoetis, Inc.	1,236	158,430
		5,719,109
Property & Casualty Insurance–0.77%
Allstate Corp. (The)	821	174,857
American International Group, Inc.	1,734	132,061
Arch Capital Group Ltd.(b)	1,132	106,317
Chubb Ltd.	1,250	370,225
Hartford Insurance Group, Inc. (The)	925	126,753
Markel Group, Inc.(b)	40	83,218
Progressive Corp. (The)	1,735	396,951
Travelers Cos., Inc. (The)	691	202,366
		1,592,748
Rail Transportation–0.37%
CSX Corp.	5,636	199,289
Norfolk Southern Corp.	589	172,041
Union Pacific Corp.	1,733	401,761
		773,091
Real Estate Services–0.11%
CBRE Group, Inc., Class A(b)	898	145,323
CoStar Group, Inc.(b)	1,116	76,781
		222,104
Regional Banks–0.15%
M&T Bank Corp.	462	87,882
Regions Financial Corp.	2,602	66,221
Truist Financial Corp.	3,238	150,567
		304,670
Research & Consulting Services–0.08%
Equifax, Inc.	313	66,472
Verisk Analytics, Inc.	453	101,957
		168,429
Restaurants–0.65%
Chipotle Mexican Grill, Inc.(b)	3,592	123,996
DoorDash, Inc., Class A(b)	962	190,832
McDonald’s Corp.	2,117	660,123
Starbucks Corp.	2,820	245,650
Yum! Brands, Inc.	868	132,986
		1,353,587
Retail REITs–0.15%
Realty Income Corp.	2,693	155,144
Shares		Value
Retail REITs–(continued)
Simon Property Group, Inc.	882	$164,334
		319,478
Self-Storage REITs–0.10%
Extra Space Storage, Inc.	570	75,907
Public Storage	503	138,094
		214,001
Semiconductor Materials & Equipment–0.77%
Applied Materials, Inc.	2,298	579,670
KLA Corp.	345	405,537
Lam Research Corp.	3,552	554,112
Qnity Electronics, Inc.	629	51,006
		1,590,325
Semiconductors–9.31%
Advanced Micro Devices, Inc.(b)	4,021	874,688
Analog Devices, Inc.	1,308	347,065
Broadcom, Inc.	12,246	4,934,648
GLOBALFOUNDRIES, Inc.(b)(c)	274	9,820
Intel Corp.(b)	10,827	439,143
Marvell Technology, Inc.	2,208	197,395
Microchip Technology, Inc.	1,455	77,959
Micron Technology, Inc.	3,027	715,825
Monolithic Power Systems, Inc.	116	107,668
NVIDIA Corp.	60,234	10,661,418
QUALCOMM, Inc.	3,267	549,150
Texas Instruments, Inc.	2,468	415,290
		19,330,069
Soft Drinks & Non-alcoholic Beverages–0.83%
Coca-Cola Co. (The)	12,195	891,698
Keurig Dr Pepper, Inc.	3,764	105,016
Monster Beverage Corp.(b)	2,085	156,354
PepsiCo, Inc.	3,888	578,301
		1,731,369
Specialty Chemicals–0.26%
DuPont de Nemours, Inc.	1,258	50,031
Ecolab, Inc.	677	186,283
PPG Industries, Inc.	655	65,526
Sherwin-Williams Co. (The)	617	212,057
Solstice Advanced Materials, Inc.(b)	407	19,406
		533,303
Steel–0.05%
Nucor Corp.	687	109,570
Systems Software–5.60%
CrowdStrike Holdings, Inc., Class A(b)	693	352,848
Fortinet, Inc.(b)	1,803	146,277
Microsoft Corp.	19,422	9,555,818
Oracle Corp.	4,079	823,754
Palo Alto Networks, Inc.(b)	1,641	312,003
ServiceNow, Inc.(b)	538	437,077
		11,627,777
Technology Distributors–0.03%
CDW Corp.	362	52,208
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Technology Hardware, Storage & Peripherals–5.46%
Apple, Inc.	39,330	$10,967,171
Dell Technologies, Inc., Class C	839	111,881
Hewlett Packard Enterprise Co.	3,799	83,084
HP, Inc.	2,727	66,593
NetApp, Inc.	586	65,374
Super Micro Computer, Inc.(b)(c)	1,300	44,005
		11,338,108
Telecom Tower REITs–0.19%
American Tower Corp.	1,202	217,886
Crown Castle, Inc.	1,182	107,893
SBA Communications Corp., Class A	314	61,001
		386,780
Tobacco–0.48%
Altria Group, Inc.	5,256	310,157
Philip Morris International, Inc.	4,386	690,707
		1,000,864
Trading Companies & Distributors–0.26%
Fastenal Co.	3,263	131,825
Ferguson Enterprises, Inc.	538	135,399
United Rentals, Inc.	191	155,699
W.W. Grainger, Inc.	125	118,579
		541,502
Transaction & Payment Processing Services–1.89%
Block, Inc., Class A(b)	1,639	109,485
Corpay, Inc.(b)	201	59,456
Fidelity National Information Services, Inc.	1,582	104,048
Fiserv, Inc.(b)	1,715	105,421
Mastercard, Inc., Class A	2,817	1,550,843
PayPal Holdings, Inc.	3,270	204,996
Visa, Inc., Class A	5,345	1,787,582
		3,921,831
Water Utilities–0.04%
American Water Works Co., Inc.	569	74,010
Wireless Telecommunication Services–0.16%
T-Mobile US, Inc.	1,612	336,924
Total Common Stocks & Other Equity Interests (Cost $96,477,425)		157,462,497
Principal Amount
Equity Linked Notes–4.79%
Diversified Banks–3.89%
Citigroup, Inc. (S&P 500 INDEX),
137.31%, 12/08/2025(d)	$611,000	624,724
143.55%, 12/17/2025(d)	654,000	671,560
151.59%, 12/18/2025(d)	490,000	495,660
Mizuho Financial Group, Inc. (S&P 500 INDEX) (Japan),
159.80%, 12/11/2025(d)	993,000	1,004,298
135.00%, 12/26/2025(d)	835,000	833,438
Principal Amount		Value
Diversified Banks–(continued)
Mizuho Markets Cayman L.P. (S&P 500 INDEX) (Japan), 110.00%, 01/02/2026(d)	$1,064,000	$1,086,054
Royal Bank of Canada (S&P 500 INDEX) (Canada),
170.95%, 12/15/2025(d)	479,000	485,898
105.50%, 12/24/2025(d)	424,000	417,110
Societe Generale S.A. (S&P 500 INDEX) (France), 125.00%, 12/10/2025(d)	587,000	602,425
Wells Fargo & Co. (S&P 500 INDEX), 146.58%, 12/22/2025(d)	799,000	778,348
Wells Fargo Bank N.A. (S&P 500 INDEX), 115.03%, 12/29/2025(d)	1,089,000	1,084,924
		8,084,439
Diversified Capital Markets–0.90%
UBS AG (S&P 500 INDEX) (Switzerland), 149.60%, 12/04/2025(d)	825,000	839,314
UBS Group AG (S&P 500 INDEX) (Switzerland), 100.65%, 12/01/2025(d)	1,013,000	1,018,664
		1,857,978
Total Equity Linked Notes (Cost $9,863,000)		9,942,417
Shares
Money Market Funds–19.58%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f)	14,300,489	14,300,489
Invesco Treasury Portfolio, Institutional Class, 3.85%(e)(f)	26,384,887	26,384,887
Total Money Market Funds (Cost $40,685,376)		40,685,376
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $147,025,801)		208,090,290
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.96%
Invesco Private Government Fund, 4.00%(e)(f)(g)	559,397	559,397
Invesco Private Prime Fund, 4.12%(e)(f)(g)	1,434,893	1,435,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,994,720)		1,994,720
TOTAL INVESTMENTS IN SECURITIES–101.13% (Cost $149,020,521)		210,085,010
OTHER ASSETS LESS LIABILITIES—(1.13)%		(2,349,790)
NET ASSETS–100.00%		$207,735,220
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $9,942,417, which represented 4.79% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,072,745	$4,858,843	$(3,631,099)	$-	$-	$14,300,489	$139,864
Invesco Treasury Portfolio, Institutional Class	24,104,793	9,023,564	(6,743,470)	-	-	26,384,887	253,873
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,449,773	5,995,442	(6,885,818)	-	-	559,397	6,762*
Invesco Private Prime Fund	3,755,319	13,541,027	(15,860,737)	(222)	(64)	1,435,323	18,583*
Total	$42,382,630	$33,418,876	$(33,121,124)	$(222)	$(64)	$42,680,096	$419,082

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$157,462,497	$—	$—	$157,462,497
Equity Linked Notes	—	9,942,417	—	9,942,417
Money Market Funds	40,685,376	1,994,720	—	42,680,096
Total Investments	$198,147,873	$11,937,137	$—	$210,085,010
Invesco Income Advantage U.S. Fund